Long-Term Debt, Finance Leases, and Other Borrowings - Schedule of Long-term Debt (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Revolving Credit Facility Quaterly Collateralized By Underlying Equipment And Investments Through Two Thousand Twenty Eight [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2028	2028
Long term debt interest rate description	quarterly interest based on SOFR plus interest spread at 4.50%
Revolving Credit Facility Quaterly Collateralized By Underlying Equipment And Investments Through Two Thousand Twenty Eight [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate	4.50%
United Revolving Credit Facility Quaterly Collateralized By Underlying Equipment And Investments Through Two Thousand Twenty Eight [Member]
Debt Instrument [Line Items]
Debt instrument maturity year		2028	2028
Long term debt interest rate description		United Revolving credit facility, quarterly interest based on SOFR plus interest spread at 4.50%
United Revolving Credit Facility Quaterly Collateralized By Underlying Equipment And Investments Through Two Thousand Twenty Eight [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate		4.50%
Senior and Subordinated Notes Payable to Secured Parties, Due in Monthly Installments Collateralized by the Underlying Aircraft Through 2027 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year		2027	2027
Long term debt interest rate description		due in monthly installments, interest based on SOFR plus interest spread at 2.71%
Senior and Subordinated Notes Payable to Secured Parties, Due in Monthly Installments Collateralized by the Underlying Aircraft Through 2027 [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate		2.71%
Notes Payable to Secured Parties, Due in Semi Annual Installments Collateralized by the Underlying Aircraft Through 2028 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2028	2028	2028
Long term debt interest rate description	due in semi-annual installments, interest based on SOFR plus interest spread at 4.75% to 6.25%	due in semi-annual installments, interest based on fixed interest of 4.75% to 6.25% through 2028
Notes Payable to Secured Parties, Due in Semi Annual Installments Collateralized by the Underlying Aircraft Through 2028 [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate	4.75%
Long term debt, fixed interest rate		4.75%
Notes Payable to Secured Parties, Due in Semi Annual Installments Collateralized by the Underlying Aircraft Through 2028 [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate	6.25%
Long term debt, fixed interest rate		6.25%
United Bridge Loan Quaterly Collateralized By Underlying Equipment And Investments Through Two Thousand Twenty Four [Member]
Debt Instrument [Line Items]
Debt instrument maturity year		2024	2024
Long term debt interest rate description		due in quarterly installments based on SOFR plus interest spread at 4.50%
United Bridge Loan Quaterly Collateralized By Underlying Equipment And Investments Through Two Thousand Twenty Four [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate		4.50%
Other Obligations Due to Financial Institutions, Monthly or Quarterly Collateralized by the Underlying Equipment, Due 2022 Through 2027 [Member]
Debt Instrument [Line Items]
Long term debt interest rate description		monthly and/or quarterly interest due from 2022 through 2027
Other Obligations Due to Financial Institutions, Monthly or Quarterly Collateralized by the Underlying Equipment, Due 2022 Through 2027 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument maturity year		2022	2022
Other Obligations Due to Financial Institutions, Monthly or Quarterly Collateralized by the Underlying Equipment, Due 2022 Through 2027 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument maturity year		2027	2027
Notes Payable to Secured Parties, Due in Quarterly Installments Collateralized by the Underlying Aircraft Through 2028 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2028	2028	2028
Long term debt interest rate description	due in quarterly installments, interest based on SOFR plus interest at spread 2.20% to 2.32% for senior note & 4.50% for subordinated note	due in quarterly installments, interest based on SOFR plus interest at spread 2.20% to 2.32% for senior note & 4.50% for subordinated note
Notes Payable to Secured Parties, Due in Quarterly Installments Collateralized by the Underlying Aircraft Through 2028 [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate	4.50%
Notes Payable to Secured Parties, Due in Quarterly Installments Collateralized by the Underlying Aircraft Through 2028 [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate		4.50%
Notes Payable to Secured Parties, Due in Quarterly Installments Collateralized by the Underlying Aircraft Through 2028 [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate	2.20%
Notes Payable to Secured Parties, Due in Quarterly Installments Collateralized by the Underlying Aircraft Through 2028 [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate		2.20%
Notes Payable to Secured Parties, Due in Quarterly Installments Collateralized by the Underlying Aircraft Through 2028 [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate	2.32%	2.32%
Notes Payable to Financial Institution, Due in Monthly Installments Collateralized by the Underlying Equipment, Through 2024 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year			2027
Long term debt interest rate description		due in monthly installments, interest based on fixed interest of 7.50%, through 2027
Notes Payable to Financial Institution, Due in Monthly Installments Collateralized by the Underlying Equipment, Through 2024 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate		7.50%
Notes Payable to Financial Institution, Due in Monthly Installments Collateralized by the Underlying Equipment, Through 2024 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year		2024	2024
Long term debt interest rate description		due in monthly installments, interest based on SOFR plus interest spread at 3.10%
Notes Payable to Financial Institution, Due in Monthly Installments Collateralized by the Underlying Equipment, Through 2024 [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate		3.10%
Notes Payable to the UST, Quarterly Through 2025 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2025	2025	2025
Long term debt interest rate description	Notes payable to the UST, quarterly interest based on SOFR plus interest spread at 3.50	Notes payable to the UST, quarterly interest based on SOFR plus interest spread at 3.50
Notes Payable to the UST, Quarterly Through 2025 [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate	3.50%	3.50%
Other Obligations Due to Financial Institutions, Monthly or Quarterly Collateralized by the Underlying Equipment, Due 2022 Through 2031 [Member]
Debt Instrument [Line Items]
Long term debt interest rate description	monthly and/or quarterly interest due from 2022 through 2031
Other Obligations Due to Financial Institutions, Monthly or Quarterly Collateralized by the Underlying Equipment, Due 2022 Through 2031 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2022	2022
Other Obligations Due to Financial Institutions, Monthly or Quarterly Collateralized by the Underlying Equipment, Due 2022 Through 2031 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2031	2031